Summary of Significant Accounting Policies: Cash Policy (Policies)	12 Months Ended
Aug. 31, 2014
Policy Text Block [Abstract]
Cash Policy	d. Cash Cash includes deposits in banks, which are unrestricted as to withdrawal or use.